Income Taxes - Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	$ 8,870,677	$ 9,117,443
Additions based on tax positions related to the current year	422,094	799,637
Reduction for tax positions related to prior year	(700,780)	(1,070,199)
Exchange realignment		23,796
Exchange realignment	(2,827)
Balance at end of fiscal year	$ 8,589,164	$ 8,870,677